Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - Asset retirement obligation - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of year	CAD 331,517	CAD 296,002
Liabilities incurred	5,825	5,642
Liabilities settled	(13,471)	(5,616)
Liabilities acquired	22,264	0
Liabilities divested	(19,940)	(10,590)
Accretion	8,682	6,174
Change in estimate	(24,028)	20,402
Changes in discount rates and inflation rates	61,011	20,260
Foreign currency translation	(2,865)	(757)
Balance, end of the year	368,995	CAD 331,517
Aggregated individually immaterial business combinations
Reconciliation of changes in other provisions [Abstract]
Liabilities acquired	3,200
Oil Properties In Peace River Area
Reconciliation of changes in other provisions [Abstract]
Changes in discount rates and inflation rates	CAD 64,000